Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.02%
Five Years	1.41%
Ten Years	1.85%
Inception Date	Dec. 14, 1992
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.44%
Since Inception	16.60%
Inception Date	Sep. 07, 2010
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.70%)
Since Inception	10.30%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.15%)
Since Inception	15.70%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.89%)
Since Inception	13.67%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.65%)
Since Inception	11.60%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.41%
Since Inception	21.24%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.77%
Since Inception	18.33%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.54%)
Since Inception	15.71%
Inception Date	Sep. 07, 2010
Return After Taxes on Distributions | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.18%
Since Inception	16.34%
Return After Taxes on Distributions | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.00%)
Since Inception	9.96%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.25%)
Since Inception	15.57%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.04%)
Since Inception	13.49%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.90%)
Since Inception	11.30%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.30%
Since Inception	21.07%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.62%
Since Inception	18.09%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.73%)
Since Inception	15.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.21%
Since Inception	14.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.07%)
Since Inception	8.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.66%)
Since Inception	13.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.10%)
Since Inception	11.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.50%)
Since Inception	9.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.30%
Since Inception	18.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.62%
Since Inception	15.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.82%)
Since Inception	13.35%
Based on Market Value | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.46%
Since Inception	16.64%
Based on Market Value | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.70%)
Since Inception	10.32%
Based on Market Value | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.17%)
Since Inception	15.70%
Based on Market Value | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.59%)
Since Inception	13.63%
Based on Market Value | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.23%)
Since Inception	11.55%
Based on Market Value | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.28%
Since Inception	21.20%
Based on Market Value | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Since Inception	18.31%
Based on Market Value | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.58%)
Since Inception	15.73%
S&P 500 Value Index | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.48%)
Since Inception	10.52%
S&P 500 Growth Index | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.65%
Since Inception	16.83%
U.S. Treasury Money Market Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.03%
Ten Years	1.36%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.73%)
Since Inception	13.86%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.94%)
Since Inception	15.91%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.43%)
Since Inception	11.84%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.02%
Since Inception	18.59%
S&P SmallCap 600 Growth Index | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.62%
Since Inception	21.49%
S&P SmallCap 600 Value Index | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.38%)
Since Inception	15.90%
IMoneyNet Money Fund Report's 100 Percent Treasury Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.01%
Ten Years	1.35%